Intangible Assets - Summary of Significant Goodwill Amounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 8,094	€ 8,116
Americas Cement [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,450	€ 1,412
Discount rate applied to the cash flow projections (real pre-tax)	7.60%	8.20%
Average EBITDA (as defined)* margin over the initial 5-year period	39.10%	37.90%
Value-in-use (present value of future cash flows)	€ 7,031	€ 5,579
Excess of value-in-use over carrying amount	3,529	2,594
Americas Building Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,883	€ 1,655
Discount rate applied to the cash flow projections (real pre-tax)	8.40%	9.10%
Average EBITDA (as defined)* margin over the initial 5-year period	18.30%	15.30%
Value-in-use (present value of future cash flows)	€ 8,560	€ 6,753
Excess of value-in-use over carrying amount	€ 4,938	€ 3,412